Related Party Transactions - Schedule of Related Parties Transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Related Parties Transactions [Line Items]
Accounts receivable and other receivables, net	€ 91	€ 8
Prepaid expenses and other current assets	622	295
Prepayment for digital assets	28,680
Digital assets	78,174
Accounts payable	345	177
Other long-term liabilities		197
Directors and previous directors [Member]
Schedule of Related Parties Transactions [Line Items]
Accounts receivable and other receivables, net	1	4
Company owned by a relative of a director [Member]
Schedule of Related Parties Transactions [Line Items]
Accounts receivable and other receivables, net	90	4
Prepaid expenses and other current assets		263
Affiliate [Member]
Schedule of Related Parties Transactions [Line Items]
Prepaid expenses and other current assets	622
Other related parties [member]
Schedule of Related Parties Transactions [Line Items]
Prepaid expenses and other current assets		32
Companies owned by directors and previous directors [Member]
Schedule of Related Parties Transactions [Line Items]
Accounts payable	219	140
Relative of a director [Member]
Schedule of Related Parties Transactions [Line Items]
Accounts payable	57	37
Minority shareholders [Member]
Schedule of Related Parties Transactions [Line Items]
Accounts payable	69
Directors [Member]
Schedule of Related Parties Transactions [Line Items]
Other long-term liabilities		€ 197